Statement of Changes in Shareholders' Equity (Parenthetical)	3 Months Ended
Sep. 30, 2019 $ / shares
Statement of Stockholders' Equity [Abstract]
Common stock, dividends (in dollars per share)	$ 0.33
Dividend equivalent rights, dividends (in dollars per share)	$ 0.33